Lessor Accounting (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of lease income

	Years ended December 31
	2022	2021	2020

	(Millions of yen)
Lease income – sales-type and direct financing leases
Revenue at lease commencement	122,941	84,895	92,133
Interest income on lease receivables	20,919	18,351	18,594

	143,860	103,246	110,727
Lease income – operating leases	34,798	27,122	23,878
Variable lease income	5,606	5,277	5,343

	184,264	135,645	139,948

Components of Finance Receivables

	December 31
	2022	2021

	(Millions of yen)
Total minimum lease payments receivable	442,870	366,051
Unguaranteed residual values	13,560	12,192
Executory costs	—	—
Unearned income	(40,060)	(31,619)

	416,370	346,624
Less allowance for credit losses	(5,596)	(3,791)

	410,774	342,833
Less current portion	(135,108)	(119,902)

	275,666	222,931

Activity in Allowance for Credit Losses
The activities in the allowance for credit losses are as follows:

	Years ended December 31
	2022	2021

	(Millions of yen)
Balance at beginning of year	3,791	3,068
Write-offs	(3,605)	(2,157)
Provision	3,769	2,331
Translation adjustments and other	1,641	549

Balance at end of year	5,596	3,791

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases
The following is a schedule by year of the future minimum lease payments to be received under finance leases and non-cancellable
operating leases at December 31, 2022.

	Financing leases	Operating leases

	(Millions of yen)
Year ending December 31:
2023	152,187	13,236
2024	119,567	8,106
2025	85,578	5,305
2026	53,864	2,539
2027	23,266	1,657
Thereafter	8,408	497

	442,870	31,340